Cash, Cash Equivalents and Restricted Cash (Details) - Schedule of cash, cash equivalents and restricted cash (Parentheticals)	Dec. 31, 2022	Dec. 31, 2021
Schedule of cash, cash equivalents and restricted cash [Abstract]
Annual average interest rates	3.95%	0.10%